SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - USD ($)	3 Months Ended						6 Months Ended				8 Months Ended		12 Months Ended
	Jun. 30, 2019		Mar. 31, 2019	Jun. 30, 2018		Mar. 31, 2018	Jun. 30, 2019		Jun. 30, 2018		Dec. 31, 2017		Dec. 31, 2018
Accounting Policies [Abstract]
Net income	$ 1,444,193		$ 4,042,995	$ 2,441,116		$ 1,758,024	$ 5,487,188		$ 4,199,140		$ 1,330,720		$ 10,965,012
Less: Income attributable to ordinary shares subject to possible redemption	(3,923,887)			(2,843,330)			(7,912,424)		(4,975,572)		(1,863,115)		(11,798,101)
Adjusted net loss	$ (2,479,694)			$ (402,214)			$ (2,425,236)		$ (776,432)		$ (532,395)		$ (833,089)
Weighted average shares outstanding, basic and diluted	20,109,415	[1]		20,067,699	[1]		20,111,365	[1]	20,049,082	[1]	14,652,083	[2]	20,080,848	[2]
Basic and diluted net loss per ordinary share	$ (0.12)	[3]		$ (0.02)	[3]		$ (0.12)	[3]	$ (0.04)	[3]	$ (0.04)	[4]	$ (0.04)	[4]

[1]	Excludes an aggregate of up to 65,899,081 and 66,142,325 shares subject to redemption at June 30, 2019 and 2018, respectively.
[2]	Excludes an aggregate of up to 66,136,664 and 66,219,742 shares subject to redemption at December 31, 2018 and 2017, respectively.
[3]	Net loss per ordinary share - basic and diluted excludes income attributable to ordinary shares subject to redemption of $3,923,887 and $7,912,424 for the three and six months ended June 30, 2019, respectively, and $2,843,330 and $4,975,572 for the three and six months ended June 30, 2018, respectively.
[4]	Net loss per ordinary shares - basic and diluted excludes income attributable to ordinary shares subject to redemption of $11,798,101 and $1,863,155 for the year ended December 31, 2018 and for the period from May 5, 2017 (inception) through December 31, 2017, respectively.